OTHER INCOME	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
OTHER INCOME
20. OTHER INCOME
Other income includes the following components:

	For the Years Ended December 31,
	2018	2017
(Gain)/loss on disposal of assets	(305)	672
Gain on reduction of asset retirement obligations	(3,080)	(4,945)
Other income	(218)	(73)
	$(3,603)	$(4,346)